Rule 497(e)
                                                              File No. 002-75503


                         SUPPLEMENT DATED MARCH 1, 2002
                              TO THE PROSPECTUS AND
                     STATEMENT OF ADDITIONAL INFORMATION FOR
                             MAXIM SERIES FUND, INC.
                                DATED MAY 1, 2001


Effective March 1, 2002:

Maxim Loomis Sayles Corporate Bond Portfolio
The name of the Maxim Loomis Sayles Corporate Bond Portfolio is changed to the Maxim Loomis Sayles Bond Portfolio.

On page ___ of the prospectus, the principal investment strategies of the Portfolio to:
        o   Invest primarily in corporate debt securities of any maturity.
        o   Invest up to 20% of its total assets in preferred stock.

Are replaced, respectively, with the following:
        o Under normal circumstances, invest at least 80% of its net assets in bonds of any maturity.
        o When consistent with the Portfolio's investment objectives and investment strategies, invest in preferred stock and convertible preferred stock.

Maxim Short-Term Maturity Bond Portfolio
The name of the Maxim Short-Term Maturity Bond Portfolio is changed to the Maxim Short Duration Bond Portfolio.

On page ___ of the prospectus, the principal investment strategies of the Portfolio to:
        o   Invest primarily in short-term investment grade bonds.
        o   Maintain a weighted average maturity of no greater than 3 years.
        o Invest up to 20% of its total assets in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).

Are replaced, respectively, with the following:
        o Under normal circumstances, invest at least 80% of its net assets in investment grade bonds.
        o Maintain average duration between 1 to 3 years based on the adviser's forecast for interest rates.
        o   When consistent with the
            Portfolio's investment objective and investment strategies, invest in securities of below investment grade quality ("high yield/high risk" or "junk" bonds).


                Please keep this supplement for future reference.